Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 1,295		¥ 1,575
Payroll and expense accrued	1,234		1,835
Net operating tax loss carry forwards	135,961		116,449
Loss on equity investment	13,349		12,676
Impairment of long-term investments	7,411		7,411
Provision of allowance for expected credit loss	21,987		21,152
Impairment of long-lived assets	2,774		1,219
Operating lease liabilities	16,990		21,191
Others	3,847		1,543
Valuation allowance	(118,545)		(78,910)	¥ (55,517)	¥ (51,215)
Total deferred tax assets, net	86,303		106,141
Deferred tax liabilities
Assets arisen from business combination and assets acquisition	10,615		19,758
Operating lease right-of-use assets	16,258		19,889
Total deferred tax liabilities	26,873		39,647
Presentation in the consolidated balance sheets after net off:
Deferred tax assets	69,313	$ 9,912	84,950
Deferred tax liabilities	¥ 10,615	$ 1,518	¥ 19,758